UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.663.4491

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $384,904 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST UNITED BANCORP INC FLA     COM              33740N105     7638  1086528 SH       SOLE                                    1086528
ABOVENET INC                   COM              00374N107     1764    27196 SH       SOLE                    27196
ABRAXAS PETE CORP              COM              003830106     1355   232000 SH       SOLE                   232000
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     2355   532852 SH       SOLE                   532852
ALPHA NATURAL RESOURCES INC    COM              02076X102     1187    20000 SH       SOLE                    20000
BANCFIRST CORP                 COM              05945F103     8861   207611 SH       SOLE                                     207611
BB&T CORP                      COM              054937107    22249   810515 SH       SOLE                            810515
BOK FINL CORP                  COM NEW          05561Q201    11354   219699 SH       SOLE                                     219699
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     2291   105427 SH       SOLE                   105427
BUCKEYE TECHNOLOGIES INC       COM              118255108     1528    56104 SH       SOLE                    56104
CARDINAL FINL CORP             COM              14149F109    13102  1123665 SH       SOLE                                    1123665
CELADON GROUP INC              COM              150838100     1424    87669 SH       SOLE                    87669
CENTERSTATE BANKS INC          COM              15201P109     8020  1145692 SH       SOLE                           1145692
COLUMBIA BKG SYS INC           COM              197236102    18139   946244 SH       SOLE                            946244
COMERICA INC                   COM              200340107    17717   482500 SH       SOLE                            482500
EAGLE BANCORP INC MD           COM              268948106     6806   484414 SH       SOLE                                     484414
FIFTH THIRD BANCORP            COM              316773100    11108   800000 SH       SOLE                                     800000
FIRST FINL HLDGS INC           COM              320239106     8084   714782 SH       SOLE                                     714782
FIRST HORIZON NATL CORP        COM              320517105    17711  1579953 SH       SOLE                           1579953
GLACIER BANCORP INC NEW        COM              37637Q105     6475   430240 SH       SOLE                                     430240
HANCOCK HLDG CO                COM              410120109    11612   353582 SH       SOLE                            353582
HEARTLAND EXPRESS INC          COM              422347104     1277    72800 SH       SOLE                    72800
HERITAGE FINL CORP WASH        COM              42722X106     9624   679148 SH       SOLE                                     679148
HOUSTON AMERN ENERGY CORP      COM              44183U100     1061    68845 SH       SOLE                    68845
IBERIABANK CORP                COM              450828108    24486   407223 SH       SOLE                            407223
IMPERIAL HLDGS INC             COM              452834104     1269   125000 SH       SOLE                   125000
ISHARES TR                     MSCI EAFE INDEX  464287465      601    10000 SH       SOLE                    10000
ISHARES TR                     RUSSELL MIDCAP   464287499     2234    20500 SH       SOLE                    20500
ISHARES TR                     DJ SEL DIV INX   464287168      730    14000 SH       SOLE                    14000
KNOLOGY INC                    COM              499183804     1119    86663 SH       SOLE                    86663
MEDASSETS INC                  COM              584045108      357    23400 SH       SOLE                    23400
MIDSOUTH BANCORP INC           COM              598039105     6075   420153 SH       SOLE                                     420153
OLD NATL BANCORP IND           COM              680033107    15824  1476082 SH       SOLE                                    1476082
OMNIAMERICAN BANCORP INC       COM              68216R107    11794   744550 SH       SOLE                            744550
ORION MARINE GROUP INC         COM              68628V308     1411   131414 SH       SOLE                   131414
PARK STERLING CORP             COM              70086Y105     5368  1106853 SH       SOLE                           1106853
PETROHAWK ENERGY CORP          COM              716495106     1666    67900 SH       SOLE                    67900
PINNACLE FINL PARTNERS INC     COM              72346Q104    11158   674608 SH       SOLE                            674608
POWERSHARES ETF TRUST          INTL DIV ACHV    73935X716      972    60000 SH       SOLE                    60000
PRIMEENERGY CORP               COM              74158E104     1138    43500 SH       SOLE                    43500
S Y BANCORP INC                COM              785060104    10927   434300 SH       SOLE                                     434300
SCBT FINANCIAL CORP            COM              78401V102    18026   541654 SH       SOLE                            541654
SEACUBE CONTAINER LEASING LT   SHS              G79978105     1626   101535 SH       SOLE                   101535
STERLING BANCSHARES INC        COM              858907108     1366   158700 SH       SOLE                                     158700
SUNCOR ENERGY INC NEW          COM              867224107     2201    49095 SH       SOLE                    49095
SUNTRUST BKS INC               COM              867914103    13728   476000 SH       SOLE                                     476000
SYNOVUS FINL CORP              COM              87161C105     5636  2348340 SH       SOLE                           2348340
TEXAS CAPITAL BANCSHARES INC   COM              88224Q107     4555   175250 SH       SOLE                                     175250
TRIANGLE CAP CORP              COM              895848109      677    37500 SH       SOLE                    37500
UMB FINL CORP                  COM              902788108    20666   553081 SH       SOLE                            553081
UNITED STATES OIL FUND LP      UNITS            91232N108     2982    70000 SH       SOLE                    70000
UNITED STS BRENT OIL FD LP     UNIT             91167Q100     2996    38500 SH       SOLE                    38500
VIEWPOINT FINL GROUP INC MD    COM              92672A101     2368   182190 SH       SOLE                                     182190
VOLCOM INC                     COM              92864N101      549    29609 SH       SOLE                    29609
WASHINGTON BKG CO OAK HBR WA   COM              937303105     4222   299453 SH       SOLE                                     299453
WASHINGTON FED INC             COM              938824109    13435   774800 SH       SOLE                                     774800